STOCK OPTIONS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Shares:
Outstanding at beginning of period	6,900,356	3,453,171
Shares granted	9,231,066	3,454,853
Shares exercised	0	0
Shares forfeitures	0	0
Outstanding at end of period	15,586,424	6,900,356	3,453,171
Weighted Average Exercise Price:
Outstanding at beginning of period	$ 0.428	$ 0.840
Shares granted	.250	0.399
Shares exercised	.000	0.000
Shares forfeitures	(.000)	(0.000)
Outstanding at end of period	$ .328	$ 0.428	$ 0.840
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding, End	$ 9,489,655
Stock Options
Shares:
Outstanding at beginning of period	15,404	50,908	57,407
Shares granted	530,000	0	0
Shares exercised	0	0	0
Shares forfeitures	(10,668)	(35,504)	(6,499)
Outstanding at end of period	534,736	15,404	50,908
Weighted Average Exercise Price:
Outstanding at beginning of period	$ 14.675	$ 18.045	$ 18.425
Shares granted	.250	0.000	0.000
Shares exercised	.000	0.000	0.000
Shares forfeitures	14.719	(19.507)	(21.403)
Outstanding at end of period	$ .377	$ 14.675	$ 18.045
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding, Beginning	$ 226,059	$ 918,267	$ 1,057,725
Aggregate Intrinsic Value Outstanding, Granted	$ 132,500	$ 0	$ 0
Aggregate Intrinsic Value Outstanding, Exercised	$ 0	$ 0	$ 0
Aggregate Intrinsic Value Outstanding, Forefeitures	$ (157,020)	$ (692,568)	$ (139,098)
Aggregate Intrinsic Value Outstanding, End	$ 201,539	$ 226,059	$ 918,267